Portfolio of investments—March 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Municipal obligations: 95.45%
Guam: 4.64%
Airport revenue: 2.04%
Guam International Airport Authority Series C (AGM Insured)	6.13%	10-1-2043	$1,500,000	$ 1,644,769
Guam Port Authority AMT Series A	5.00	7-1-2048	1,000,000	1,164,480
Guam Port Authority AMT Series B	5.00	7-1-2034	445,000	525,373
				3,334,622
Miscellaneous revenue: 0.90%
Guam Education Financing Foundation Refunding Bond Certificate of Participation Series 2016A	5.00	10-1-2022	1,400,000	1,467,214
Tax revenue: 1.12%
Guam Government Hotel Occupancy Tax Revenue Refunding Series A	5.00	11-1-2040	1,000,000	1,219,502
Guam Government Limited Obligation Bonds Section 30 Series A	5.00	12-1-2021	600,000	616,531
				1,836,033
Water & sewer revenue: 0.58%
Guam Government Waterworks Authority Series A	5.00	1-1-2050	300,000	360,561
Guam Government Waterworks Authority Water and Wastewater Refunding Bond	5.00	7-1-2034	500,000	583,123
				943,684
				7,581,553
Illinois: 2.99%
GO revenue: 1.59%
Chicago IL CAB City Colleges (National Insured)¤	0.00	1-1-2027	1,000,000	895,396
Chicago IL Park District Special Recreation Activity Series E	5.00	11-15-2027	1,000,000	1,194,935
Illinois Refunding Bond Series 2018A	5.00	10-1-2021	500,000	510,866
				2,601,197
Miscellaneous revenue: 0.78%
Illinois	5.50	7-1-2026	250,000	273,440
Illinois Series C	5.00	11-1-2029	630,000	735,705
Illinois Series D	5.00	11-1-2021	250,000	256,317
				1,265,462
Tax revenue: 0.62%
Metropolitan Pier & Exposition Authority McCormick Place Expansion Project Series B	5.00	12-15-2028	970,000	1,012,146
				4,878,805
Michigan: 0.02%
Miscellaneous revenue: 0.02%
Michigan Municipal Bond Authority Local Government Loan Program Series A (Ambac Insured)	4.00	11-1-2021	25,000	25,050
See accompanying notes to portfolio of investments

Wells Fargo Wisconsin Tax-Free Fund  |  1

Portfolio of investments—March 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
New Jersey: 1.22%
Tax revenue: 0.26%
New Jersey Statewide Covid-19 Emergency Series A	5.00%	6-1-2027	$ 350,000	$ 432,261
Transportation revenue: 0.96%
New Jersey TTFA CAB Series A ¤	0.00	12-15-2031	2,000,000	1,562,059
				1,994,320
New York: 0.69%
Education revenue: 0.69%
Hempstead NY Local Development Corporation The Academy Charter School Project Series A	6.24	2-1-2047	1,000,000	1,126,864
Puerto Rico: 0.19%
Transportation revenue: 0.19%
Puerto Rico Highway & Transportation Authority Refunding Bond Series L (BHAC / FGIC Insured)	5.25	7-1-2021	300,000	302,965
South Carolina: 0.73%
Utilities revenue: 0.73%
South Carolina Statewide Public Service Authority Revenue Refunding Bond and Improvement Series A	4.00	12-1-2033	1,000,000	1,199,756
Texas: 1.40%
GO revenue: 1.40%
Denton TX Independent School District School Building	4.00	8-15-2048	2,000,000	2,291,160
Virgin Islands: 1.11%
Tax revenue: 1.11%
Virgin Islands PFA Gross Receipts Taxes Loan Notes (AGM Insured)	4.00	10-1-2022	255,000	262,624
Virgin Islands PFA Matching Fund Loan Notes Senior Lien Series B (AGM Insured)	5.00	10-1-2025	1,500,000	1,544,186
				1,806,810
Wisconsin: 82.46%
Education revenue: 8.86%
Milwaukee WI RDA Milwaukee School of Engineering Project (AGM Insured)	2.75	4-1-2021	1,080,000	1,080,000
Milwaukee WI RDA Milwaukee School of Engineering Project (AGM Insured)	4.10	4-1-2032	1,500,000	1,537,976
Milwaukee WI RDA Science Education Consortium Incorporated Project Series A	6.25	8-1-2043	2,100,000	2,268,211
Platteville WI RDA University of Wisconsin Platteville Real Estate Foundation Incorporated	5.00	7-1-2022	675,000	692,167
Platteville WI RDA University of Wisconsin Platteville Real Estate Foundation Incorporated	5.00	7-1-2032	1,500,000	1,541,297
Platteville WI RDA University of Wisconsin Platteville Real Estate Foundation Incorporated	5.00	7-1-2042	1,000,000	1,021,542
Wisconsin HEFA Revenue Lawrence University	4.00	2-1-2022	280,000	286,322
Wisconsin HEFA Revenue Lawrence University	4.00	3-15-2040	1,555,000	1,698,549
See accompanying notes to portfolio of investments

2  |  Wells Fargo Wisconsin Tax-Free Fund

Portfolio of investments—March 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue (continued)
Wisconsin HEFA Revenue Lawrence University	4.00%	2-1-2045	$1,685,000	$ 1,832,537
Wisconsin HEFA Revenue Various Refunding Bond Medical College Series B (U.S. Bank NA LOC)ø	0.06	12-1-2033	2,500,000	2,500,000
				14,458,601
GO revenue: 1.48%
Milwaukee WI Series B6	2.00	4-1-2021	175,000	175,000
Milwaukee WI Series B6	3.00	4-1-2024	570,000	609,229
Milwaukee WI Series B6	5.00	4-1-2022	350,000	366,159
Milwaukee WI Series B6	5.00	4-1-2023	580,000	631,346
Milwaukee WI Series B6	5.00	4-1-2025	550,000	640,124
				2,421,858
Health revenue: 16.12%
Wisconsin HEFA Bellin Memorial Hospital Incorporated Series A	5.00	12-1-2027	175,000	217,500
Wisconsin HEFA Bellin Memorial Hospital Incorporated Series A	5.00	12-1-2028	150,000	189,379
Wisconsin HEFA Bellin Memorial Hospital Incorporated Series A	5.00	12-1-2029	150,000	192,445
Wisconsin HEFA Bellin Memorial Hospital Incorporated Series A	5.00	12-1-2030	275,000	349,259
Wisconsin HEFA Beloit Health System Incorporated	4.00	7-1-2036	3,000,000	3,411,585
Wisconsin HEFA Beloit Health System Incorporated	5.00	7-1-2029	1,270,000	1,607,643
Wisconsin HEFA Marshfield Clinic Health System	3.00	2-15-2031	230,000	237,085
Wisconsin HEFA Marshfield Clinic Health System	3.25	2-15-2032	185,000	193,713
Wisconsin HEFA Marshfield Clinic Health System	5.00	2-15-2047	3,385,000	3,828,902
Wisconsin HEFA Marshfield Clinic Health System Obligated Group Series C	5.00	2-15-2027	400,000	487,286
Wisconsin HEFA Marshfield Clinic Health System Obligated Group Series C	5.00	2-15-2028	650,000	771,525
Wisconsin HEFA Marshfield Clinic Health System Obligated Group Series C	5.00	2-15-2029	500,000	589,435
Wisconsin HEFA Monroe Clinic Incorporated	3.00	2-15-2035	520,000	572,458
Wisconsin HEFA Monroe Clinic Incorporated	4.00	2-15-2031	900,000	1,030,682
Wisconsin HEFA Monroe Clinic Incorporated	4.00	2-15-2033	550,000	629,861
Wisconsin HEFA Monroe Clinic Incorporated	5.00	2-15-2028	900,000	1,069,346
Wisconsin HEFA Monroe Clinic Incorporated	5.00	2-15-2029	575,000	683,193
Wisconsin HEFA Monroe Clinic Incorporated	5.00	2-15-2030	340,000	403,975
Wisconsin HEFA Refunding Bond Bellin Memorial Hospital Incorporated	4.00	12-1-2035	1,000,000	1,061,028
Wisconsin HEFA Refunding Bond Bellin Memorial Hospital Incorporated	5.00	12-1-2025	1,500,000	1,694,166
Wisconsin HEFA Refunding Bond Bellin Memorial Hospital Incorporated	5.00	12-1-2026	1,740,000	1,955,370
Wisconsin HEFA Revenue Three Pillars Senior Living Community	3.13	12-1-2029	150,000	157,477
Wisconsin HEFA Revenue Three Pillars Senior Living Community	4.00	8-15-2041	500,000	556,957
Wisconsin HEFA Revenue Three Pillars Senior Living Community	4.00	8-15-2051	500,000	547,497
Wisconsin HEFA Rogers Memorial Hospital Incorporated Series A	5.00	7-1-2049	250,000	285,013
Wisconsin HEFA Rogers Memorial Hospital Incorporated Series B	5.00	7-1-2044	3,250,000	3,590,089
				26,312,869
See accompanying notes to portfolio of investments

Wells Fargo Wisconsin Tax-Free Fund  |  3

Portfolio of investments—March 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue: 21.03%
Green Bay WI Housing Authority Housing Revenue Refunding Bond Student University Village Housing Incorporated	2.00%	4-1-2028	$ 125,000	$ 127,865
Green Bay WI Housing Authority Housing Revenue Refunding Bond Student University Village Housing Incorporated	2.00	4-1-2029	250,000	254,442
Green Bay WI Housing Authority Housing Revenue Refunding Bond Student University Village Housing Incorporated	2.00	4-1-2030	875,000	886,356
Whitewater WI CDA Multifamily Revenue Various Housing Wisconsin Housing Preservation (BMO Harris Bank NA LOC)ø	0.05	6-1-2042	1,055,000	1,055,000
Wisconsin HEFA Aspirus Wausau Hospital Incorporated Obligated Group Series 2004B (JPMorgan Chase & Company LOC)ø	0.07	8-15-2034	4,000,000	4,000,000
Wisconsin Housing & EDA AMT Series A	4.63	11-1-2037	15,000	15,022
Wisconsin Housing & EDA Madison Pool Project Series A	4.55	7-1-2037	165,000	177,785
Wisconsin Housing & EDA Madison Pool Project Series A	4.70	7-1-2047	2,300,000	2,479,979
Wisconsin Housing & EDA Madison Pool Project Series A	4.85	7-1-2052	3,000,000	3,236,603
Wisconsin Housing & EDA President House Project (Associated Trust Company NA LOC)ø	0.15	8-1-2046	1,480,000	1,480,000
Wisconsin Housing & EDA Series A (FHLB SPA)ø	0.04	4-1-2046	2,905,000	2,905,000
Wisconsin Housing & EDA Series A	1.70	11-1-2052	1,700,000	1,720,366
Wisconsin Housing & EDA Series A	3.00	5-1-2022	100,000	102,866
Wisconsin Housing & EDA Series A	3.00	11-1-2022	125,000	130,201
Wisconsin Housing & EDA Series A	3.38	5-1-2057	635,000	664,208
Wisconsin Housing & EDA Series A	3.40	11-1-2032	2,450,000	2,640,217
Wisconsin Housing & EDA Series A	3.95	11-1-2038	2,000,000	2,197,648
Wisconsin Housing & EDA Series A	4.05	12-1-2049	800,000	831,151
Wisconsin Housing & EDA Series A	5.75	11-1-2043	2,830,000	2,836,702
Wisconsin Housing & EDA Series B (FHLB SPA)ø	0.04	5-1-2055	5,510,000	5,510,000
Wisconsin Housing & EDA Series C	3.88	11-1-2035	1,000,000	1,068,908
				34,320,319
Industrial development revenue: 2.45%
Appleton WI Recovery Zone Facilities Foremost Farms Project Series 2010 (CoBank ACB LOC)ø	0.08	5-1-2037	4,000,000	4,000,000
Miscellaneous revenue: 18.85%
Appleton WI RDA Redevelopment Revenue Adjusted Fox Cities Arts Center B (Associated Trust Company NA LOC)ø	0.16	6-1-2036	4,000,000	4,000,000
Ashwaubenon WI CDA Lease Revenue Brown County Expo Center Project	4.00	6-1-2031	1,310,000	1,542,460
Ashwaubenon WI CDA Lease Revenue Brown County Expo Center Project	4.00	6-1-2035	900,000	1,045,050
Ashwaubenon WI CDA Lease Revenue Brown County Expo Center Project	4.00	6-1-2036	265,000	306,683
Ashwaubenon WI CDA Lease Revenue Brown County Expo Center Project CAB ¤	0.00	6-1-2049	8,000,000	2,994,772
Kaukauna WI RDA	3.75	6-1-2032	850,000	924,240
Kaukauna WI RDA	4.00	6-1-2021	310,000	311,826
Kaukauna WI RDA	4.00	6-1-2022	235,000	245,190
Kaukauna WI RDA	4.00	6-1-2023	200,000	214,609
Kaukauna WI RDA	4.00	6-1-2025	425,000	477,091
Kaukauna WI RDA	4.00	6-1-2028	425,000	477,151
Kaukauna WI RDA	4.00	6-1-2035	900,000	994,490
Manitowoc WI Anticipation Notes	2.00	6-1-2022	775,000	784,184
Milwaukee WI RDA Lease Public Schools	5.00	11-15-2033	750,000	906,492
Milwaukee WI RDA Lease Public Schools Series A	5.00	11-15-2026	220,000	267,373
Milwaukee WI RDA Milwaukee Public Schools	5.00	11-15-2028	325,000	395,973
See accompanying notes to portfolio of investments

4  |  Wells Fargo Wisconsin Tax-Free Fund

Portfolio of investments—March 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue (continued)
Milwaukee WI RDA Milwaukee Public Schools	5.00%	11-15-2034	$ 675,000	$ 814,212
Milwaukee WI RDA Milwaukee Public Schools	5.00	11-15-2035	1,000,000	1,203,829
Milwaukee WI RDA Milwaukee Public Schools	5.00	11-15-2036	500,000	600,712
Milwaukee WI RDA Milwaukee Public Schools Series A	5.00	11-15-2027	1,020,000	1,245,864
Milwaukee WI RDA Milwaukee Public Schools Series A	5.00	11-15-2028	1,000,000	1,218,378
Milwaukee WI RDA Milwaukee Public Schools Series A	5.00	11-15-2031	750,000	908,309
Milwaukee WI RDA Public Schools Series A	5.00	8-1-2021	3,330,000	3,381,342
Milwaukee WI RDA Revenue Refunding Bond Milwaukee Public Schools (National Insured)	4.00	8-1-2023	1,100,000	1,189,151
Weston WI CDA Series A	1.60	10-1-2021	340,000	341,891
Weston WI CDA Series A	1.75	10-1-2022	200,000	204,365
Weston WI CDA Series A	1.90	10-1-2023	800,000	830,967
Weston WI CDA Series A	2.00	10-1-2024	625,000	657,753
Weston WI CDA Series A	2.15	10-1-2025	615,000	657,310
Weston WI CDA Series A	2.25	10-1-2026	940,000	1,008,419
Weston WI CDA Series A	2.40	10-1-2027	570,000	609,060
				30,759,146
Tax revenue: 13.67%
Southeast Wisconsin Professional Baseball Park District Series A (National Insured)	5.50	12-15-2021	2,000,000	2,075,096
Southeast Wisconsin Professional Baseball Park District Series A (National Insured)	5.50	12-15-2023	1,600,000	1,821,241
Southeast Wisconsin Professional Baseball Park District Series A (National Insured)	5.50	12-15-2026	2,435,000	2,931,819
Warrens WI CDA Interim Workout Extension	3.70	11-1-2029	145,030	88,755
Wisconsin Center District CAB (AGM Insured)¤	0.00	12-15-2030	295,000	243,862
Wisconsin Center District CAB Junior Dedicated Series D ¤	0.00	12-15-2045	1,250,000	540,595
Wisconsin Center District CAB Senior Dedicated Milwaukee Arena Project Series A (BAM Insured)¤	0.00	12-15-2033	2,985,000	2,054,460
Wisconsin Center District CAB Series A (National Insured)¤	0.00	12-15-2027	100,000	89,711
Wisconsin Center District Junior Dedicated Bond Series A	5.00	12-15-2022	730,000	780,208
Wisconsin Center District Junior Dedicated Bond Series A	5.00	12-15-2030	2,100,000	2,210,391
Wisconsin Center District Junior Dedicated Tax Revenue Prerefunded Bond (AGM Insured)	5.25	12-15-2023	1,095,000	1,176,725
Wisconsin Center District Junior Dedicated Tax Revenue Prerefunded Bond (AGM Insured)	5.25	12-15-2027	220,000	269,081
Wisconsin Center District Junior Dedicated Tax Revenue Unrefunded Balance Refunding Bond (AGM Insured)	5.25	12-15-2023	605,000	667,023
Wisconsin Center District Junior Dedicated Tax Revenue Unrefunded Balance Refunding Bond (AGM Insured)	5.25	12-15-2027	785,000	954,236
Wisconsin Center District Milwaukee Arena Project	4.00	12-15-2032	1,100,000	1,253,404
Wisconsin Center District Milwaukee Arena Project	4.00	12-15-2033	920,000	1,045,100
Wisconsin Center District Milwaukee Arena Project	4.00	12-15-2034	2,000,000	2,264,611
See accompanying notes to portfolio of investments

Wells Fargo Wisconsin Tax-Free Fund  |  5

Portfolio of investments—March 31, 2021 (unaudited)

		Interest rate	Maturity date	Principal	Value
Tax revenue (continued)
Wisconsin Center District Tax Revenue CAB Senior Dedicated Series C (AGM Insured)¤		0.00%	12-15-2028	$1,075,000	$ 946,568
Wisconsin Center District Tax Revenue CAB Senior Dedicated Series C (AGM Insured)¤		0.00	12-15-2030	1,095,000	905,182
					22,318,068
					134,590,861
Total Municipal obligations (Cost $148,538,605)					155,798,144
Total investments in securities (Cost $148,538,605)	95.45%				155,798,144
Other assets and liabilities, net	4.55				7,430,648
Total net assets	100.00%				$163,228,792

¤	The security is issued in zero coupon form with no periodic interest payments.
ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

Abbreviations:
AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated
AMT	Alternative minimum tax
BAM	Build America Mutual Assurance Company
BHAC	Berkshire Hathaway Assurance Corporation
CAB	Capital appreciation bond
CDA	Community Development Authority
EDA	Economic Development Authority
FGIC	Financial Guaranty Insurance Corporation
FHLB	Federal Home Loan Bank
GO	General obligation
HEFA	Health & Educational Facilities Authority
LOC	Letter of credit
National	National Public Finance Guarantee Corporation
PFA	Public Finance Authority
RDA	Redevelopment Authority
SPA	Standby purchase agreement
TTFA	Transportation Trust Fund Authority
See accompanying notes to portfolio of investments

6  |  Wells Fargo Wisconsin Tax-Free Fund

Notes to portfolio of investments—March 31, 2021 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2021:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Municipal obligations	$0	$155,798,144	$0	$155,798,144
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the nine months ended March 31, 2021, the Fund did not have any transfers into/out of Level 3.

Wells Fargo Wisconsin Tax-Free Fund  |  7